Cover	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38974
Entity Registrant Name	Biophytis SA
Entity Central Index Key	0001768946
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	Sorbonne University—BC 9
Entity Address, Address Line Two	Bâtiment A 4ème étage
Entity Address, Address Line Three	4 pace Jussieu
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75005
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	true
Entity Common Stock, Shares Outstanding	238,297,642
Auditor Firm ID	1253	1704
Auditor Name	KPMG SA	Ernst & Young et Autres
Auditor Location	Paris La Défense, France	Courbevoie, France
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Sorbonne University-BC 9
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75005
City Area Code	33
Local Phone Number	1 44 27 23 00
Contact Personnel Name	Stanislas Veillet
Ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, €0.01 nominal value per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
ADR [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 100 ordinary shares
Trading Symbol	BPTS
Security Exchange Name	NASDAQ
Entity Listing, Depository Receipt Ratio	100